EIP RECEIVABLES	12 Months Ended
Dec. 31, 2017
EIP RECEIVABLES

NOTE 6 – EIP RECEIVABLES

In New Zealand, 2degrees offers certain wireless customers the option to pay for their handsets in installments over a period of up to 24 months using an EIP.

The following table summarizes the unbilled EIP receivables:

	As of December 31, 2017	As of December 31, 2016
EIP receivables, gross	$36,311	$36,403
Unamortized imputed interest	(2,600)	(2,327)

EIP receivables, net of unamortized imputed interest	$33,711	$34,076

Allowance for doubtful accounts	(1,722)	(1,092)

EIP receivables, net	$31,989	$32,984

Classified on the balance sheet as:	As of December 31, 2017	As of December 31, 2016
Equipment installment plan receivables, net	$17,190	$20,246
Long-term equipment installment plan receivables	14,799	12,738

EIP receivables, net	$31,989	$32,984

The Company categorizes unbilled EIP receivables as prime and subprime based on subscriber credit profiles. Upon initiation of a subscriber’s installment plan, 2degrees uses a proprietary scoring system that measures the credit quality of EIP receivables using several factors, such as credit bureau information, subscriber credit risk scores and service plan characteristics. 2degrees periodically assesses the proprietary scoring system. Prime subscriber receivables are those with lower delinquency and eligible for sale to a third party. Subprime subscribers are those with higher delinquency and those who are required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments.

The balances of EIP receivables on a gross basis by credit category as of the period presented were as follows:

	As of December 31, 2017	As of December 31, 2016
Prime	$25,869	$28,902
Subprime	10,442	7,501

Total EIP receivables, gross	$36,311	$36,403

The EIP receivables had weighted average imputed interest rates of 6.76% and 6.93% as of December 31, 2017 and December 31, 2016, respectively.

The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2017	December 31, 2016
Beginning balance of EIP receivables, net	$32,984	$28,467
Additions	74,385	86,167
Billings and payments	(36,243)	(33,595)
Sales of EIP receivables	(39,079)	(47,672)
Foreign currency translation	845	110
Change in allowance for doubtful accounts and imputed interest	(903)	(493)

Total EIP receivables, net	$31,989	$32,984

Sales of EIP Receivables:

In June 2015, 2degrees entered into a mobile handset receivables purchase agreement (the “EIP Sale Agreement”) with a third party New Zealand financial institution (the “EIP Buyer”). The EIP Sale Agreement provides an arrangement for 2degrees to accelerate realization of receivables from wireless customers who purchase mobile phones from 2degrees on installment plans. Under the agreement and on a monthly basis, 2degrees offers to sell specified receivables to the EIP Buyer and the EIP Buyer may propose a price at which to purchase the receivables. Neither party is obligated to conclude a purchase, except on mutually agreeable terms. The EIP Sale Agreement specifies certain criteria for mobile phone receivables to be eligible for purchase by the EIP Buyer. The Company evaluated the structure and terms of the arrangement and determined 2degrees has no variable interest with the EIP Buyer and thus we are not required to consolidate the entity in our financial statements.

The Company determined that the sales of receivables through the arrangement should be treated as sales of financial assets. As such, upon sale, the Company derecognizes the receivables, as well as any related allowance for doubtful accounts, and the loss on sale is recognized in General and administrative expenses. The Company also reverses unamortized imputed interest related to sold receivables included in Equipment installment plan receivables, net, on the Consolidated Balance Sheets and recognizes the reversed unamortized imputed interest as Equipment sales. Net cash proceeds are recognized in Net cash provided by operating activities.

2degrees has continuing involvement with the EIP receivables sold to the EIP Buyer through a servicing agreement. However, the servicing rights do not provide 2degrees with any direct economic benefit, or means of effective control. Further, the EIP Buyer assumes all risks associated with the purchased receivables and has no recourse against 2degrees except in the case of fraud or misrepresentation.

The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
EIP receivables derecognized	$39,079	$47,672
Cash proceeds	(34,544)	(41,338)
Reversal of unamortized imputed interest	(2,638)	(3,393)
Reversal of allowance for doubtful accounts	(1,385)	(1,430)

Pre-tax loss on sales of EIP receivables	$512	$1,511